Nature of the Business, Basis of Presentation and Summary of Significant Accounting Policies (Details Narrative) £ in Thousands, $ in Thousands		3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 22, 2023 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Nov. 16, 2022 USD ($)	Nov. 16, 2022 GBP (£)	Nov. 08, 2022 USD ($)	Oct. 06, 2022 USD ($)	Oct. 06, 2022 GBP (£)	Aug. 26, 2022 USD ($)	Aug. 26, 2022 GBP (£)
Subsidiary, Sale of Stock [Line Items]
Accumulated deficit		$ 13,100	$ 10,764		$ 13,100		$ 10,764	$ 5,877
Net losses		(1,986)		$ 956	2,314	$ 1,816	4,887	3,657
Cash used in operating activities					2,922	1,386	2,266	2,151
Proceeds					8,494
Cash equivalents on hand		8,600			8,600
Cash and cash equivalents on hand		8,644			$ 8,644
Description for emerging growth company					(i) the last day of the combined entity’s first fiscal year following the fifth anniversary of the completion of MURF’s initial public offering (the “MURF IPO”), (ii) the last day of the fiscal year in which the combined entity has total annual gross revenue of at least $1.235 billion, (iii) the last day of the fiscal year in which the combined entity is deemed to be a large accelerated filer, which means the market value of the combined entity’s common stock that is held by non-affiliates exceeds $700.0 million as of the prior December 31st or (iv) the date on which the combined entity has issued more than $1.0 billion in non-convertible debt securities during the prior three year period.
Convertible notes									$ 400	£ 300		$ 67	£ 50	$ 500	£ 400
Private placement aggregated amount, common stock
Description of emerging growth company status							the surviving company will remain an emerging growth company, as defined by the Jumpstart Our Business Startups act of 2012, until the earliest of (i) the last day of the combined entity’s first fiscal year following the fifth anniversary of the completion of MURF’s initial public offering, (ii) the last day of the fiscal year in which the combined entity has total annual gross revenue of at least $1.235 billion, (iii) the last day of the fiscal year in which the combined entity is deemed to be a large accelerated filer, which means the market value of the combined entity’s common stock that is held by non-affiliates exceeds $700.0 million as of the prior December 31st or (iv) the date on which the combined entity has issued more than $1.0 billion in non-convertible debt securities during the prior three year period
Convertible Notes Payable [Member]
Subsidiary, Sale of Stock [Line Items]
Convertible notes			3,600				$ 3,600
Convertible notes issued			1,800
Previously Reported [Member]
Subsidiary, Sale of Stock [Line Items]
Accumulated deficit			10,800	$ 7,477		7,477	10,800	5,900
Net losses						$ 1,600	4,887	3,657
Cash used in operating activities							2,300	$ 2,200
Related Party [Member]
Subsidiary, Sale of Stock [Line Items]
Loan recievable, principal amount		800			$ 800
Loan receivable outstanding amount		100	600		100		600
Related party allowance		100	600		100		600
Interest receivable		$ 0			0
Total loan forgiveness amount					$ 12
Related Party [Member] | Previously Reported [Member]
Subsidiary, Sale of Stock [Line Items]
Related party allowance			$ 300				300
Related party principal amount							$ 300
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of Stock, Consideration Received on Transaction	$ 20,000
Proceeds	$ 8,500
Private placement aggregated amount, common stock											$ 27,000